Property plant and equipment net (Tables)	6 Months Ended
Jun. 30, 2023
Property plant and equipment net
Schedule of property, plant and equipment
	June 30,	December 31,
	2023	2022
Building	$4,554,216	$4,831,806
Machinery and Production equipment	1,468,742	1,214,709
Electronic equipment	184,591	193,652
Office equipment	47,456	49,899
Automobiles	266,713	292,251
Construction in progress	1,095	377,300
Subtotal	6,522,813	6,959,617
Less: Accumulated depreciation	(4,906,552)	(5,303,175)
Property, plant and equipment, net	$1,616,261	$1,656,442